Income Tax Expense (Details Narrative) 10Q	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Hong Kong [Member]
Statutory income rate	16.50%	16.50%
Malaysia [Member] | Minimum [Member]
Statutory income rate	18.00%	18.00%
Malaysia [Member] | Maximum [Member]
Statutory income rate	24.00%	24.00%